Document And Entity Information	0 Months Ended
Oct. 09, 2013
Document And Entity Information
Document Type	497
Document Period End Date	Sep. 30, 2012
Registrant Name	DELAWARE GROUP FOUNDATION FUNDS
Central Index Key	0001048133
Amendment Flag	false
Document Creation Date	Oct. 09, 2013
Document Effective Date	Oct. 09, 2013
Prospectus Date	Jan. 28, 2013